Revenue - Disaggregation of Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 103,219	$ 82,617	$ 429,981	[1]	$ 416,394	$ 378,496
Management fees
Disaggregation of Revenue [Line Items]
Revenue	80,265	75,727	302,339		318,008	311,456
Fund expense reimbursement revenue
Disaggregation of Revenue [Line Items]
Revenue	2,360	1,974	8,406		6,708	4,142
Total management fees
Disaggregation of Revenue [Line Items]
Revenue	82,625	77,701	310,745	[1]	324,716	315,598
Performance fees
Disaggregation of Revenue [Line Items]
Revenue	6,113	605	52,726		14,413	3,111
Carried interest
Disaggregation of Revenue [Line Items]
Revenue	12,101	2,628	58,924		69,752	53,948
Total incentive fees
Disaggregation of Revenue [Line Items]
Revenue	$ 18,214	$ 3,233	$ 111,650	[1]	$ 84,165	$ 57,059

[1]	For discussion on the restatement adjustments, see Note 4.